SHARE-BASED PAYMENTS - Summary of share-based compensation expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
SHARE-BASED PAYMENTS
Share-based compensation expense	¥ 359,835	$ 52,171	¥ 434,350	¥ 330,114
Cost of revenues
SHARE-BASED PAYMENTS
Share-based compensation expense	15,618	2,264	17,481	10,614
Selling and marketing expenses
SHARE-BASED PAYMENTS
Share-based compensation expense	68,562	9,940	72,594	62,270
General and administrative expenses
SHARE-BASED PAYMENTS
Share-based compensation expense	187,843	27,235	193,886	169,101
Research and development expenses
SHARE-BASED PAYMENTS
Share-based compensation expense	¥ 87,812	$ 12,732	¥ 150,389	¥ 88,129